CECL (Details 3) SFr in Millions	Dec. 31, 2022 CHF (SFr)
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Roll Forward]
Debt Securities, Held-to-maturity, Allowance for Credit Loss, Beginning Balance	SFr (0)
Debt Securities, Held-to-maturity, Allowance for Credit Loss, Ending Balance	(0)
Debt securities issued by foreign governments
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Roll Forward]
Debt Securities, Held-to-maturity, Allowance for Credit Loss, Beginning Balance	(0)
Debt Securities, Held-to-maturity, Allowance for Credit Loss, Ending Balance	(0)
Bank
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Roll Forward]
Debt Securities, Held-to-maturity, Allowance for Credit Loss, Beginning Balance	0
Debt Securities, Held-to-maturity, Allowance for Credit Loss, Ending Balance	(0)
Bank | Debt securities issued by foreign governments
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Roll Forward]
Debt Securities, Held-to-maturity, Allowance for Credit Loss, Beginning Balance	0
Debt Securities, Held-to-maturity, Allowance for Credit Loss, Ending Balance	SFr 0